Smart glass distribution agreement (Disclosure of smart glass distribution agreement) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Smart Glass Distribution Agreement [Abstract]
Smart glass distribution agreement, opening balance	$ 0	$ 709,741
Amortization	0	(709,741)
Smart glass distribution agreement, ending balance	$ 0	$ 0